Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Receivables	₩ 6,095,042	₩ 7,004,725
Other receivables [member]
Disclosure of financial assets [line items]
Loans	116,082	84,148
Receivables	1,699,608	2,540,315
Accrued income	6,901	8,630
Refundable deposits	350,180	352,293
Loans receivable	150,527	105,961
Finance lease receivables	64,047	39,726
Others	60,416	15,560
Less Provision for impairment	(204,604)	(83,680)	₩ (93,822)
Other receivables	₩ 2,243,157	₩ 3,062,953